UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2016

WESTERN ASSET

SHORT-TERM BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income, preservation of capital and liquidity.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short-Term Bond Fund for the six-month reporting period ended June 30, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Effective August 1, 2016, the individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the Fund are S. Kenneth Leech and John Bellows. These investment professionals, both of whom are employed by Western Asset Management Company (“Western Asset”), work together with a broader investment management team.

Mr. Leech has been a part of the portfolio management team for the Fund since 2014. Mr. Bellows joined the Fund’s portfolio management team on June 30, 2016. Mr. Bellows has been employed by Western Asset as an investment professional since 2012. From 2009 to 2011, he was employed by the U.S. Department of the Treasury as Acting Assistant Secretary for Economic Policy, Deputy Assistant Secretary for Microeconomic Analysis and Senior Advisor in the Office of Economic Policy. For additional information, please see the prospectus supplement dated July 22, 2016.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

II	Western Asset Short-Term Bond Fund

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

Western Asset Short-Term Bond Fund	III

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First quarter 2016 GDP growth then decelerated to 0.8%. The U.S. Department of Commerce’s initial reading for second quarter 2016 GDP growth — released after the reporting period ended — was 1.2%. The improvement in GDP growth in the second quarter reflected an acceleration in personal consumption expenditures (“PCE”), an upturn in exports and smaller decreases in nonresidential fixed investment and in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended in June 2016, unemployment was 4.9%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed also declined over the period. In June 2016, 25.8% of Americans looking for a job had been out of work for more than six months, versus 26.9% when the period began.

IV	Western Asset Short-Term Bond Fund

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016, April 27, 2016, June 15, 2016 and July 27, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2016?

A. Both short- and long-term Treasury yields moved sharply lower during the six months ended June 30, 2016. Two-year Treasury yields fell from a peak of 1.06% at the beginning of the period to a low of 0.58% at the end of the period. Ten-year Treasury yields began the reporting period at a peak of 2.27% and ended the period at 1.49%. Their low of 1.46% occurred on June 27 and June 28, 2016.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive results during the reporting period. Performance fluctuated with investor sentiment given signs of moderating global growth, shifting expectations for future Fed monetary policy, the U.K. referendum to leave the European Union (“Brexit”) and several geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexiv, gained 5.31% during the six months ended June 30, 2016. Higher risk segments of the market generated the best returns during the reporting period.

Performance review

For the six months ended June 30, 2016, Class A shares of Western Asset Short-Term Bond Fund, excluding sales charges, returned 1.74%. The Fund’s unmanaged benchmark, the Citigroup Treasury/Government Sponsored/Credit 1-3 Year Indexv, returned 1.61% for the same period. The Lipper Short Investment Grade Debt Funds Category Average1 returned 1.72% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 327 funds in the Fund’s Lipper category, and excluding sales charges.

Western Asset Short-Term Bond Fund	V

Investment commentary (cont’d)

Performance Snapshot as of June 30, 2016 (unaudited)
(excluding sales charges)	6 months
Western Asset Short-Term Bond Fund:
Class A	1.74%
Class C	1.33%
Class C1[1]	1.60%
Class R	1.57%
Class I	1.88%
Class IS	1.90%
Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index	1.61%
Lipper Short Investment Grade Debt Funds Category Average[2]	1.72%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or reimbursements without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2016 for Class A, Class C, Class C1, Class R, Class I and Class IS shares were 0.90%, 0.16%, 0.66%, 0.61%, 1.21% and 1.25%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class R shares would have been 0.46%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2016, the gross total annual operating expense ratios for Class A, Class C, Class C1, Class R, Class I and Class IS shares were 0.77%, 1.55%, 1.04%, 1.15%, 0.50% and 0.46%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.60% for Class C shares, 1.10% for Class R shares, 0.55% for Class I shares and 0.45% for Class IS shares.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 327 funds in the Fund’s Lipper category, and excluding sales charges.

VI	Western Asset Short-Term Bond Fund

In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

RISKS: Investments in bonds are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Fed) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index is a broad-based index of short-term U.S. Treasury and corporate debt securities.

Western Asset Short-Term Bond Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2016 and December 31, 2015 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2016 and held for the six months ended June 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.74%	$1,000.00	$1,017.40	0.78%	$3.91	Class A	5.00%	$1,000.00	$1,020.98	0.78%	$3.92
Class C	1.33	1,000.00	1,013.30	1.59	7.96	Class C	5.00	1,000.00	1,016.96	1.59	7.97
Class C1	1.60	1,000.00	1,016.00	1.05	5.26	Class C1	5.00	1,000.00	1,019.64	1.05	5.27
Class R	1.57	1,000.00	1,015.70	1.10	5.51	Class R	5.00	1,000.00	1,019.39	1.10	5.52
Class I	1.88	1,000.00	1,018.80	0.49	2.46	Class I	5.00	1,000.00	1,022.43	0.49	2.46
Class IS	1.90	1,000.00	1,019.00	0.45	2.26	Class IS	5.00	1,000.00	1,022.63	0.45	2.26

2	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

[1]	For the six months ended June 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2016

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Short-Term	— Western Asset Short-Term Bond Fund

4	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2016

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Short-Term	— Western Asset Short-Term Bond Fund

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2016

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 52.6%
Consumer Discretionary — 5.6%
Automobiles — 4.0%
BMW U.S. Capital LLC, Senior Notes	1.500%	4/11/19	$3,850,000	$3,879,148	(a)
Daimler Finance NA LLC, Senior Notes	1.375%	8/1/17	1,990,000	1,994,511	(a)
Daimler Finance NA LLC, Senior Notes	1.497%	8/1/18	4,100,000	4,110,418	(a)(b)
Ford Motor Credit Co., LLC, Senior Bonds	1.567%	11/4/19	1,900,000	1,867,394	(b)
Ford Motor Credit Co., LLC, Senior Notes	3.000%	6/12/17	3,510,000	3,564,289
Ford Motor Credit Co., LLC, Senior Notes	2.459%	3/27/20	1,730,000	1,745,823
General Motors Financial Co. Inc., Senior Notes	2.400%	5/9/19	4,310,000	4,324,960
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	2,140,000	2,200,832
Hyundai Capital America, Senior Notes	1.450%	2/6/17	1,690,000	1,692,265	(a)
Nissan Motor Acceptance Corp., Senior Notes	1.231%	3/3/17	1,690,000	1,691,408	(a)(b)
Total Automobiles				27,071,048
Household Durables — 0.1%
Whirlpool Corp., Senior Notes	1.350%	3/1/17	470,000	470,869
Internet & Catalog Retail — 0.5%
Amazon.com Inc., Senior Notes	2.600%	12/5/19	3,500,000	3,653,629
Media — 0.7%
DISH DBS Corp., Senior Notes	5.875%	11/15/24	970,000	905,738
Thomson Reuters Corp., Senior Notes	1.650%	9/29/17	2,200,000	2,210,085
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	1,500,000	1,742,890
Total Media				4,858,713
Specialty Retail — 0.3%
Lowe’s Cos. Inc., Senior Notes	1.078%	9/10/19	1,850,000	1,854,105	(b)
Total Consumer Discretionary				37,908,364
Consumer Staples — 4.6%
Beverages — 2.0%
Anheuser-Busch InBev Finance Inc., Senior Notes	1.897%	2/1/21	3,720,000	3,835,327	(b)
Coca-Cola Co., Senior Notes	1.875%	10/27/20	3,320,000	3,395,281
PepsiCo Inc., Senior Notes	0.950%	2/22/17	2,740,000	2,743,743
Suntory Holdings Ltd., Notes	1.650%	9/29/17	3,340,000	3,351,573	(a)
Total Beverages				13,325,924
Food & Staples Retailing — 1.2%
CVS Health Corp., Senior Notes	1.200%	12/5/16	3,110,000	3,115,247
CVS Health Corp., Senior Notes	1.900%	7/20/18	2,470,000	2,508,623
Kroger Co., Senior Notes	1.200%	10/17/16	500,000	500,643
Sysco Corp., Senior Notes	2.600%	10/1/20	2,040,000	2,108,493
Total Food & Staples Retailing				8,233,006

See Notes to Financial Statements.

6	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Food Products — 0.9%
JM Smucker Co., Senior Notes	2.500%	3/15/20	$1,770,000	$1,827,128
Kraft Heinz Foods Co., Senior Notes	6.125%	8/23/18	1,200,000	1,316,672
WM Wrigley Jr. Co., Senior Notes	1.400%	10/21/16	540,000	540,861	(a)
WM Wrigley Jr. Co., Senior Notes	2.000%	10/20/17	1,530,000	1,546,757	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	450,000	467,990	(a)
Total Food Products				5,699,408
Tobacco — 0.5%
Altria Group Inc., Senior Notes	9.250%	8/6/19	190,000	234,400
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	940,000	1,021,421
Reynolds American Inc., Senior Notes	8.125%	6/23/19	740,000	877,937
Reynolds American Inc., Senior Notes	3.250%	6/12/20	1,281,000	1,355,375
Total Tobacco				3,489,133
Total Consumer Staples				30,747,471
Energy — 4.2%
Energy Equipment & Services — 0.4%
Cameron International Corp., Senior Notes	1.150%	12/15/16	620,000	621,121
Petrofac Ltd., Senior Notes	3.400%	10/10/18	840,000	840,452	(a)
Transocean Inc., Senior Notes	3.750%	10/15/17	1,100,000	1,113,750
Total Energy Equipment & Services				2,575,323
Oil, Gas & Consumable Fuels — 3.8%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	680,000	715,940
BP Capital Markets PLC, Senior Bonds	1.676%	5/3/19	1,080,000	1,089,074
Chevron Corp., Senior Notes	1.104%	12/5/17	1,400,000	1,402,590
Devon Energy Corp., Senior Notes	2.250%	12/15/18	940,000	933,922
Ecopetrol SA, Senior Notes	4.250%	9/18/18	2,650,000	2,749,375
El Paso Natural Gas Co., Senior Notes	5.950%	4/15/17	1,250,000	1,286,919
Energy Transfer Partners LP, Senior Notes	2.500%	6/15/18	5,050,000	5,029,053
Enterprise Products Operating LLC, Senior Notes	1.650%	5/7/18	1,300,000	1,301,681
Petroleos Mexicanos, Senior Notes	2.653%	7/18/18	3,380,000	3,380,608	(b)
Petroleos Mexicanos, Senior Notes	3.125%	1/23/19	90,000	90,000
Shell International Finance BV, Senior Notes	1.080%	5/11/20	3,550,000	3,505,387	(b)
Shell International Finance BV, Senior Notes	2.250%	11/10/20	2,010,000	2,064,314
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	1.549%	4/10/19	1,870,000	1,868,383	(a)(b)
Total Oil, Gas & Consumable Fuels				25,417,246
Total Energy				27,992,569

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — 23.5%
Banks — 15.3%
ABN AMRO Bank NV, Senior Notes	4.250%	2/2/17	$2,295,000	$2,336,953	(a)
Bank of America Corp., Senior Notes	6.500%	8/1/16	1,050,000	1,054,051
Bank of America Corp., Senior Notes	1.700%	8/25/17	3,050,000	3,062,273
Bank of America NA, Subordinated Notes	6.100%	6/15/17	4,500,000	4,693,284
Bank of Nova Scotia, Senior Notes	1.148%	7/15/16	3,140,000	3,140,546	(b)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.450%	9/8/17	1,090,000	1,089,657	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.700%	3/5/18	480,000	482,580	(a)
BNP Paribas SA, Senior Notes	1.246%	12/12/16	950,000	951,665	(b)
BPCE SA, Senior Notes	1.625%	2/10/17	2,910,000	2,916,905
Capital One NA, Senior Notes	1.500%	9/5/17	2,040,000	2,039,645
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	1,470,000	1,438,763	(b)(c)
Citigroup Inc., Senior Bonds	1.324%	4/27/18	5,030,000	5,027,837	(b)
Citigroup Inc., Senior Notes	1.401%	4/8/19	1,440,000	1,435,141	(b)
Commonwealth Bank of Australia, Senior Notes	1.147%	9/20/16	1,900,000	1,901,539	(a)(b)
Cooperatieve Rabobank U.A., Senior Notes	3.375%	1/19/17	3,690,000	3,738,003
Credit Agricole SA, Senior Notes	1.428%	4/15/19	1,460,000	1,455,550	(a)(b)
Credit Agricole SA, Senior Notes	1.628%	6/10/20	3,620,000	3,615,627	(a)(b)
Credit Agricole SA, Senior Notes	1.814%	7/1/21	1,630,000	1,628,804	(a)(b)
Export-Import Bank of Korea, Senior Bonds	1.506%	9/17/16	750,000	750,719	(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	1,380,000	1,483,642	(a)
HSBC USA Inc., Senior Notes	1.700%	3/5/18	1,350,000	1,351,185
HSBC USA Inc., Senior Notes	1.520%	9/24/18	1,990,000	1,986,380	(b)
HSBC USA Inc., Senior Notes	1.237%	11/13/19	3,140,000	3,102,461	(b)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	3,350,000	3,344,975	(a)
JPMorgan Chase & Co., Senior Notes	3.150%	7/5/16	1,860,000	1,860,000
JPMorgan Chase & Co., Senior Notes	1.350%	2/15/17	350,000	350,743
JPMorgan Chase & Co., Senior Notes	1.700%	3/1/18	660,000	663,808
M&T Bank Corp., Junior Subordinated Bonds	6.875%	8/1/16	460,000	462,300	(c)
Mizuho Bank Ltd., Senior Notes	2.550%	3/17/17	1,920,000	1,937,080	(a)
MUFG Americas Holdings Corp., Senior Notes	1.625%	2/9/18	3,360,000	3,363,924
Nordea Bank AB, Senior Notes	1.657%	5/27/21	2,600,000	2,599,594	(a)(b)
Royal Bank of Canada, Senior Notes	1.200%	1/23/17	3,440,000	3,445,566
Royal Bank of Canada, Senior Notes	1.183%	3/15/19	830,000	827,957	(b)
Santander Holdings USA Inc., Senior Notes	2.700%	5/24/19	2,050,000	2,061,244
Santander UK PLC, Senior Notes	2.375%	3/16/20	2,970,000	2,977,473
Standard Chartered Bank, Subordinated Notes	6.400%	9/26/17	2,250,000	2,369,444	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	1.378%	7/23/18	4,130,000	4,124,243	(b)

See Notes to Financial Statements.

8	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Svenska Handelsbanken AB, Senior Notes	1.146%	6/17/19	$1,580,000	$1,570,046	(b)
Svenska Handelsbanken AB, Senior Notes	2.400%	10/1/20	2,550,000	2,614,602
Toronto-Dominion Bank, Senior Bonds	1.500%	9/9/16	2,840,000	2,843,962
Toronto-Dominion Bank, Senior Notes	1.625%	3/13/18	3,300,000	3,331,604
U.S. Bancorp, Senior Notes	1.650%	5/15/17	1,790,000	1,798,778
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/1/16	2,910,000	2,877,373	(b)(c)
Wells Fargo & Co., Senior Notes	1.318%	1/30/20	1,860,000	1,849,469	(b)
Westpac Banking Corp., Senior Notes	1.092%	5/25/18	2,980,000	2,972,508	(b)
Westpac Banking Corp., Senior Notes	1.378%	7/30/18	2,250,000	2,254,205	(b)
Total Banks				103,184,108
Capital Markets — 5.2%
Bank of New York Mellon Corp., Senior Notes	1.498%	8/17/20	2,430,000	2,441,521	(b)
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	1,740,000	1,848,980
Credit Suisse NY, Senior Notes	1.328%	1/29/18	2,730,000	2,725,001	(b)
Deutsche Bank AG, Senior Notes	1.400%	2/13/17	1,460,000	1,456,134
Deutsche Bank AG, Senior Notes	6.000%	9/1/17	1,200,000	1,252,381
Goldman Sachs Group Inc., Senior Notes	5.750%	10/1/16	800,000	808,968
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	3,040,000	3,082,025
Goldman Sachs Group Inc., Senior Notes	1.998%	4/23/21	3,610,000	3,619,252	(b)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	8/1/16	3,190,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	1,010,000	0	*(d)(e)(f)(g)
Macquarie Bank Ltd., Senior Notes	2.000%	8/15/16	2,860,000	2,863,538	(a)
Morgan Stanley, Senior Bonds	1.875%	1/5/18	2,230,000	2,243,438
Morgan Stanley, Senior Notes	2.200%	12/7/18	1,760,000	1,784,235
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	2,870,000	3,009,152
UBS AG Stamford CT, Senior Notes	1.800%	3/26/18	4,100,000	4,140,057
UBS Group Funding Jersey Ltd., Senior Bonds	2.080%	9/24/20	3,470,000	3,473,973	(a)(b)
Vesey Street Investment Trust I, Senior Notes	4.404%	9/1/16	270,000	272,124
Total Capital Markets				35,020,779
Consumer Finance — 0.6%
American Express Co., Senior Notes	1.244%	5/22/18	60,000	59,885	(b)
American Express Credit Corp., Senior Notes	2.375%	3/24/17	2,000,000	2,019,758
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	2,220,000	2,225,448
Total Consumer Finance				4,305,091
Diversified Financial Services — 0.4%
Banque Federative du Credit Mutuel SA, Senior Notes	1.700%	1/20/17	2,860,000	2,867,562	(a)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Insurance — 1.5%
Berkshire Hathaway Finance Corp., Senior Notes	1.600%	5/15/17	$1,250,000	$1,260,530
Metropolitan Life Global Funding I, Secured Notes	1.009%	4/10/17	5,260,000	5,269,268	(a)(b)
New York Life Global Funding, Senior Secured Notes	2.000%	4/13/21	1,560,000	1,581,887	(a)
Prudential Financial Inc., Senior Notes	1.406%	8/15/18	2,350,000	2,345,662	(b)
Total Insurance				10,457,347
Real Estate Investment Trusts (REITs) — 0.5%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	1.750%	9/15/17	3,050,000	3,059,714	(a)
Total Financials				158,894,601
Health Care — 4.9%
Biotechnology — 1.4%
AbbVie Inc., Senior Notes	2.500%	5/14/20	3,390,000	3,468,791
Amgen Inc., Senior Notes	1.254%	5/22/19	2,170,000	2,171,556	(b)
Baxalta Inc., Senior Notes	2.000%	6/22/18	620,000	620,613
Celgene Corp., Senior Notes	2.125%	8/15/18	1,800,000	1,827,844
Gilead Sciences Inc., Senior Notes	1.850%	9/4/18	1,430,000	1,455,820
Total Biotechnology				9,544,624
Health Care Equipment & Supplies — 0.6%
Becton, Dickinson & Co., Senior Notes	1.800%	12/15/17	2,370,000	2,390,223
Medtronic Inc., Senior Notes	1.500%	3/15/18	1,550,000	1,563,843
Total Health Care Equipment & Supplies				3,954,066
Health Care Providers & Services — 1.1%
Aetna Inc., Senior Notes	1.500%	11/15/17	710,000	713,426
Humana Inc., Senior Notes	7.200%	6/15/18	1,640,000	1,816,877
UnitedHealth Group Inc., Senior Notes	1.400%	12/15/17	2,150,000	2,162,023
UnitedHealth Group Inc., Senior Notes	1.900%	7/16/18	2,810,000	2,859,301
Total Health Care Providers & Services				7,551,627
Pharmaceuticals — 1.8%
Actavis Funding SCS, Senior Notes	2.350%	3/12/18	4,240,000	4,299,559
Merck & Co. Inc., Senior Notes	1.005%	2/10/20	3,390,000	3,393,041	(b)
Perrigo Co. PLC, Senior Notes	1.300%	11/8/16	2,270,000	2,267,800
Perrigo Co. PLC, Senior Notes	2.300%	11/8/18	940,000	948,631
Walgreens Boots Alliance Inc., Senior Notes	1.750%	11/17/17	1,090,000	1,098,145
Total Pharmaceuticals				12,007,176
Total Health Care				33,057,493
Industrials — 1.4%
Aerospace & Defense — 0.6%
United Technologies Corp., Junior Subordinated Notes	1.778%	5/4/18	2,860,000	2,886,990
United Technologies Corp., Senior Notes	5.375%	12/15/17	900,000	956,843
Total Aerospace & Defense				3,843,833

See Notes to Financial Statements.

10	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Airlines — 0.1%
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	$192,587	$196,083
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	146,763	156,669
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	284,668	299,257
Total Airlines				652,009
Machinery — 0.7%
John Deere Capital Corp., Senior Notes	1.550%	12/15/17	2,570,000	2,594,821
John Deere Capital Corp., Senior Notes	2.550%	1/8/21	2,500,000	2,598,878
Total Machinery				5,193,699
Total Industrials				9,689,541
Information Technology — 3.2%
Communications Equipment — 0.1%
Harris Corp., Senior Notes	1.999%	4/27/18	640,000	643,543
IT Services — 1.9%
International Business Machines Corp., Senior Notes	1.076%	8/18/17	4,770,000	4,786,996	(b)
International Business Machines Corp., Senior Notes	0.998%	2/12/19	970,000	970,535	(b)
Visa Inc., Senior Notes	2.200%	12/14/20	6,500,000	6,706,200
Total IT Services				12,463,731
Semiconductors & Semiconductor Equipment — 0.2%
Texas Instruments Inc., Senior Notes	0.875%	3/12/17	1,320,000	1,321,283
Software — 0.4%
Oracle Corp., Senior Notes	1.208%	1/15/19	2,960,000	2,975,380	(b)
Technology Hardware, Storage & Peripherals — 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	4,000,000	4,100,460	(a)
Total Information Technology				21,504,397
Materials — 1.6%
Metals & Mining — 1.1%
BHP Billiton Finance USA Ltd., Senior Notes	5.400%	3/29/17	2,340,000	2,411,758
Freeport-McMoRan Inc., Senior Notes	2.150%	3/1/17	720,000	718,200
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	150,000	147,750
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	140,000	133,000
Glencore Funding LLC, Senior Notes	2.125%	4/16/18	1,350,000	1,316,817	(a)
Vale Overseas Ltd., Senior Notes	5.625%	9/15/19	1,110,000	1,146,075
Vale Overseas Ltd., Senior Notes	4.625%	9/15/20	760,000	740,050
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,150,000	1,052,250
Total Metals & Mining				7,665,900

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Senior Notes	2.539%	11/15/19	$3,160,000	$3,238,697	(a)
Total Materials				10,904,597
Telecommunication Services — 1.4%
Diversified Telecommunication Services — 1.2%
AT&T Inc., Senior Notes	2.300%	3/11/19	2,060,000	2,105,211
AT&T Inc., Senior Notes	1.559%	6/30/20	2,550,000	2,541,491	(b)
Telefonica Emisiones SAU, Senior Notes	3.192%	4/27/18	1,890,000	1,941,466
Verizon Communications Inc., Senior Notes	2.406%	9/14/18	1,320,000	1,353,370	(b)
Total Diversified Telecommunication Services				7,941,538
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Notes	2.375%	9/8/16	1,520,000	1,524,657
Total Telecommunication Services				9,466,195
Utilities — 2.2%
Electric Utilities — 1.8%
Duke Energy Corp., Senior Notes	1.009%	4/3/17	1,400,000	1,399,191	(b)
Duke Energy Corp., Senior Notes	2.100%	6/15/18	4,070,000	4,107,948
Duke Energy Indiana Inc., Secured Bonds	0.979%	7/11/16	1,460,000	1,460,101	(b)
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	2,050,000	2,076,342
PG&E Corp., Senior Notes	2.400%	3/1/19	1,080,000	1,101,867
Southern California Edison Co., Senior Secured Bonds	1.125%	5/1/17	650,000	651,498
Southern Co., Senior Bonds	1.300%	8/15/17	960,000	959,912
Total Electric Utilities				11,756,859
Multi-Utilities — 0.4%
Dominion Resources Inc., Senior Notes	1.250%	3/15/17	2,900,000	2,903,669
Total Utilities				14,660,528
Total Corporate Bonds & Notes (Cost — $355,808,233)				354,825,756
Asset-Backed Securities — 15.4%
Academic Loan Funding Trust, 2012-1A A1	1.253%	12/27/22	383,175	382,668	(a)(b)
Adams Mill CLO Ltd., 2014-1A A2	2.058%	7/15/26	500,000	494,271	(a)(b)
Ally Master Owner Trust, 2014-5 A1	0.932%	10/15/19	4,720,000	4,702,501	(b)
Apidos CLO, 2015-20A A1	2.183%	1/16/27	1,750,000	1,753,300	(a)(b)
Arbor Realty Collateralized Loan Obligation, 2015-FL1A A	2.192%	3/15/25	4,150,000	4,165,770	(a)(b)
Arrowpoint CLO Ltd., 2014-2A A1L	2.156%	3/12/26	1,000,000	990,871	(a)(b)
Asset-Backed Funding Certificates, 2002-WF2 A2	1.578%	5/25/32	180,471	176,417	(b)
Asset-Backed Funding Certificates, 2004-OPT2 M1	1.278%	8/25/33	251,537	243,863	(b)
Asset-Backed Securities Corp., Home Loan Equity Trust, 2003-HE7 M1	1.417%	12/15/33	89,961	84,396	(b)

See Notes to Financial Statements.

12	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Asset-Backed Securities Corp., Home Loan Equity Trust, 2004-HE8 M2	2.178%	12/25/34	$1,310,250	$1,168,512	(b)
Atrium CDO Corp., 2005-A A1	0.886%	7/20/20	541,722	537,325	(a)(b)
Atrium CDO Corp., 2009-A A	1.974%	2/28/24	1,500,000	1,493,411	(a)(b)
BlueMountain CLO Ltd., 2012-2A A1	2.056%	11/20/24	1,750,000	1,749,951	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1	2.140%	4/13/27	3,500,000	3,488,898	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1	2.114%	10/20/27	1,500,000	1,487,994	(a)(b)
BMW Floorplan Master Owner Trust, 2015-1A A	0.942%	7/15/20	2,850,000	2,851,545	(a)(b)
Brazos Higher Education Authority Inc., 2005-2 A10	0.760%	12/26/19	243,516	242,951	(b)
Carlyle Global Market Strategies, 2014-3A A1A	2.094%	7/27/26	1,750,000	1,747,580	(a)(b)
Cavalry CLO Ltd., 2002A A	1.983%	1/17/24	1,000,000	994,732	(a)(b)
Cent CLO LP, 2013-17A A1	1.937%	1/30/25	500,000	497,688	(a)(b)
Cent CLO LP, 2013-19A A1A	1.968%	10/29/25	2,000,000	1,973,514	(a)(b)
CenterPoint Energy Transition Bond Co., LLC, 2012-1 A1	0.901%	4/15/18	484,591	484,494
CIFC Funding Ltd., 2013-1A A1	1.783%	4/16/25	1,000,000	988,408	(a)(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	28,182	28,487	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.592%	11/15/36	114,129	89,514	(b)
Denali Capital CLO X Ltd., 2013-1A A1L	1.786%	4/28/25	2,000,000	1,973,330	(a)(b)
Discover Card Execution Note Trust, 2013-A6 A6	0.892%	4/15/21	3,720,000	3,728,862	(b)
DRB Prime Student Loan Trust, 2015-B A1	2.353%	10/27/31	2,725,168	2,732,854	(a)(b)
Ford Credit Floorplan Master Owner Trust, 2014-4 A2	0.792%	8/15/19	2,700,000	2,689,437	(b)
Galaxy CLO Ltd., 2015-19A A1A	2.188%	1/24/27	1,750,000	1,748,647	(a)(b)
Golden Credit Card Trust, 2014-2A A	0.892%	3/15/21	3,400,000	3,382,522	(a)(b)
GSAMP Trust, 2004-SEA2 M2	1.703%	3/25/34	5,608,338	3,842,010	(b)
GSAMP Trust, 2006-SEA1 A	0.753%	5/25/36	39,151	39,055	(a)(b)
Hertz Vehicle Financing LLC, 2013-1A A1	1.120%	8/25/17	840,000	839,796	(a)
Honda Auto Receivables Owner Trust, 2016-2 A3	1.390%	4/15/20	3,340,000	3,365,862
Jackson Mill CLO Ltd., 2015-1A A	2.168%	4/15/27	2,000,000	1,995,912	(a)(b)
Jamestown CLO Ltd., 2014-4A A1C	2.058%	7/15/26	250,000	246,072	(a)(b)
LCM Limited Partnership, 16A A	2.128%	7/15/26	500,000	499,668	(a)(b)
MASTR Specialized Loan Trust, 2006-3 A	0.713%	6/25/46	217,931	183,341	(a)(b)
Missouri Higher Education Loan Authority, 2010-2 A1	1.479%	8/27/29	1,098,556	1,078,474	(b)
Navient Student Loan Trust, 2016-3A A1	1.157%	6/25/65	2,100,000	2,098,362	(a)(b)
NCUA Guaranteed Notes, 2010-A1 A	0.795%	12/7/20	1,540,010	1,538,424	(b)
Nelnet Student Loan Trust, 2014-6A A	1.103%	11/25/47	1,536,034	1,458,906	(a)(b)
Neuberger Berman CLO Ltd., 2014-16A A1	2.098%	4/15/26	500,000	498,960	(a)(b)
NewMark Capital Funding, 2014-2A A1	2.069%	6/30/26	750,000	740,971	(a)(b)
Nissan Auto Receivables Owner Trust, 2015-B A4	1.790%	1/17/22	2,000,000	2,035,453

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Ocean Trails CLO, 2013-4A X	1.627%	8/13/25	$70,000	$69,991	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.578%	8/25/33	143,455	127,918	(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	13,573	11,077
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	126,314	129,922	(b)
Saratoga Investment Corp. CLO Ltd., 2013-1A A1	1.934%	10/20/23	1,250,000	1,246,332	(a)(b)
Saxon Asset Securities Trust, 2003-3 M1	1.421%	12/25/33	43,323	41,084	(b)
SLM Student Loan Trust, 2003-04 A5A	1.403%	3/15/33	67,352	63,072	(a)(b)
SLM Student Loan Trust, 2003-11 A6	1.403%	12/15/25	710,000	679,677	(a)(b)
SLM Student Loan Trust, 2005-A A4	0.963%	12/15/38	3,790,000	3,189,570	(b)
SLM Student Loan Trust, 2006-2 A6	0.808%	1/25/41	4,000,000	3,539,514	(b)
SLM Student Loan Trust, 2006-2 B	0.858%	1/25/41	1,049,729	879,212	(b)
SLM Student Loan Trust, 2011-B A1	1.292%	12/16/24	3,192	3,192	(a)(b)
SLM Student Loan Trust, 2012-A A1	1.842%	8/15/25	362,795	363,809	(a)(b)
SLM Student Loan Trust, 2013-A A1	1.042%	8/15/22	316,464	316,258	(a)(b)
SLM Student Loan Trust, 2013-B B	3.000%	5/16/44	3,300,000	3,252,333	(a)
SMB Private Education Loan Trust, 2014-A A1	0.942%	9/15/21	2,319,827	2,316,979	(a)(b)
SMB Private Education Loan Trust, 2015-A A1	1.042%	7/17/23	1,765,479	1,763,351	(a)(b)
SMB Private Education Loan Trust, 2015-B A1	1.142%	2/15/23	3,279,781	3,279,277	(a)(b)
SoFi Consumer Loan Program	3.280%	9/15/23	3,815,991	3,758,751	(a)
Sound Point CLO Ltd., 2014-2A A1	1.994%	10/20/26	750,000	745,829	(a)(b)
Structured Asset Securities Corp., 2004-SC1	8.378%	12/25/29	31,667	34,988	(a)(b)
Structured Asset Securities Corp., 2005-SC1 1A2	7.547%	5/25/31	2,378,027	1,938,100	(a)(b)
Structured Asset Securities Corp., 2007-BC3 1A2	0.593%	5/25/47	537,861	523,357	(b)
Symphony CLO Ltd., 2014-14A A1	2.000%	7/14/26	1,000,000	994,242	(a)(b)
Trade Maps Ltd., 2013-1A A	1.145%	12/10/18	1,230,000	1,225,221	(a)(b)
U.S. Small Business Administration, 2004-2	3.330%	9/25/18	225,294	228,689	(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	12,921	13,190
Venture CDO Ltd., 2013-13A AX	1.858%	6/10/25	916,667	912,228	(a)(b)
Venture CDO Ltd., 2014-16A A1L	2.128%	4/15/26	1,900,000	1,888,372	(a)(b)
Voya CLO Ltd., 2013-1A A1	1.768%	4/15/24	1,000,000	992,486	(a)(b)
Total Asset-Backed Securities (Cost — $105,185,488)				104,064,000
Collateralized Mortgage Obligations — 18.0%
American Home Mortgage Investment Trust, 2005-4 1A1	1.033%	11/25/45	644,033	538,917	(b)
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.903%	9/25/35	885,578	683,919	(a)(b)
Banc of America Funding Corp., 2004-B 3A2	3.009%	12/20/34	180,411	93,088	(b)
Banc of America Funding Corp., 2005-E 4A1	2.888%	3/20/35	135,603	133,969	(b)
Banc of America Funding Corp., 2006-D 1A1	0.618%	5/20/36	354,546	340,044	(b)
Banc of America Funding Corp., 2015-R2 4A1	0.604%	9/29/36	1,784,157	1,678,658	(a)(b)

See Notes to Financial Statements.

14	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Banc of America Mortgage Securities Inc., 2002-J B1	3.737%	9/25/32	$122,186	$114,979	(b)
Banc of America Mortgage Securities Inc., 2003-C B1	3.237%	4/25/33	308,469	239,487	(b)
Bear Stearns Alt-A Trust, 2007-1 1A1	0.773%	1/25/47	500,805	373,630	(b)
Chase Mortgage Finance Corp., 2007-A1 2A3	3.044%	2/25/37	115,476	115,499	(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.753%	8/25/35	6,806	6,114	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.743%	10/25/35	102,747	91,442	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.653%	1/25/36	13,599	11,508	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	0.683%	7/25/36	52,064	46,901	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 A1	1.485%	10/10/47	793,175	798,000
Citigroup Commercial Mortgage Trust, 2016-GC36 A1	1.613%	2/10/49	597,687	601,743
Citigroup Mortgage Loan Trust Inc., 2007-AR4 2A1A	3.038%	3/25/37	492,357	391,929	(b)
Colony Mortgage Capital Ltd., 2014-FL1 C	3.115%	4/8/31	1,200,000	1,200,713	(a)(b)
Commercial Mortgage Trust, 2010-C1 C	6.167%	7/10/46	860,000	963,748	(a)(b)
Commercial Mortgage Trust, 2014-BBG A	1.243%	3/15/29	1,170,000	1,150,508	(a)(b)
Commercial Mortgage Trust, 2014-CR21 A1	1.494%	12/10/47	1,163,094	1,169,840
Commercial Mortgage Trust, 2014-SAVA A	1.593%	6/15/34	141,450	141,463	(a)(b)
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	1,080,062	1,094,266
Countrywide Alternative Loan Trust, 2004-33 1A1	3.054%	12/25/34	30,566	30,086	(b)
Countrywide Alternative Loan Trust, 2004-33 2A1	2.820%	12/25/34	42,426	41,600	(b)
Countrywide Alternative Loan Trust, 2005-51 2A1	0.748%	11/20/35	101,640	75,682	(b)
Countrywide Alternative Loan Trust, 2005-56 4A1	0.763%	11/25/35	349,695	282,501	(b)
Countrywide Alternative Loan Trust, 2005-62 1A1	0.753%	12/25/35	2,395,772	1,882,186	(b)
Countrywide Alternative Loan Trust, 2007-23CB A7	0.853%	9/25/37	2,732,218	1,555,974	(b)
Countrywide Home Loans, 2003-HYB3 6A1	3.241%	11/19/33	46,170	45,164	(b)
Countrywide Home Loans, 2006-R2 AF1	0.873%	7/25/36	52,530	47,725	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	2.723%	1/27/36	2,129,421	1,356,073	(a)(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR1 2A1A	0.698%	2/19/45	197,513	175,458	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	1.135%	12/29/45	1,291,385	1,294,088	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	304,579	342,102
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1	0.792%	11/15/40	926,030	924,203	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Securities, T-51 1A	6.500%	9/25/43	158,676	190,386	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KJ03 A1	1.669%	1/25/21	4,065,869	4,114,573
Federal National Mortgage Association (FNMA), 2014-M8 FA	0.709%	5/25/18	2,700,932	2,694,245	(b)
First Horizon Mortgage Pass-Through Trust, 2004-AR7 1A1	2.804%	2/25/35	661,223	655,725	(b)
GE Business Loan Trust, 2006-1A C	0.862%	5/15/34	2,067,883	1,747,790	(a)(b)
Government National Mortgage Association (GNMA), 2010-H02 FA	1.130%	2/20/60	279,501	279,914	(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2010-H03 FA	1.000%	3/20/60	$1,662,163	$1,657,590	(b)
Government National Mortgage Association (GNMA), 2010-H10 FB	1.450%	5/20/60	2,043,639	2,071,037	(b)
Government National Mortgage Association (GNMA), 2010-H20 AF	0.766%	10/20/60	3,215,863	3,178,695	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.786%	8/20/58	3,583,999	3,549,173	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.886%	11/20/60	3,773,928	3,747,152	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.936%	1/20/61	357,894	356,159	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.936%	12/20/60	474,717	472,333	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.886%	2/20/61	731,812	726,838	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.936%	2/20/61	1,134,821	1,129,807	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA	0.906%	8/20/61	1,986,504	1,974,301	(b)
Government National Mortgage Association (GNMA), 2012-H21 FA	0.936%	7/20/62	11,816,634	11,729,682	(b)
Government National Mortgage Association (GNMA), 2012-H23 SA	0.966%	10/20/62	370,316	368,800	(b)
Government National Mortgage Association (GNMA), 2012-H23 WA	0.956%	10/20/62	597,794	595,155	(b)
Government National Mortgage Association (GNMA), 2013-H02 FD	0.776%	12/20/62	7,708,266	7,621,098	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF	0.836%	3/20/63	2,434,450	2,410,141	(b)
Government National Mortgage Association (GNMA), 2013-H14 FC	0.906%	6/20/63	809,283	804,099	(b)
Government National Mortgage Association (GNMA), 2013-H14 FD	0.906%	6/20/63	327,241	325,139	(b)
Government National Mortgage Association (GNMA), 2013-H14 FG	0.906%	5/20/63	302,663	300,746	(b)
GS Mortgage Securities Corp., 2015-2R C	1.279%	6/26/36	1,840,000	1,238,078	(a)(b)
GS Mortgage Securities Trust, 2013-NYC5 A	2.318%	1/10/30	773,000	779,786	(a)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.441%	6/25/34	1,075,711	1,017,673	(a)(b)
HarborView Mortgage Loan Trust, 2004-08 3A2	1.248%	11/19/34	146,578	111,608	(b)
IMPAC CMB Trust, 2007-A A	0.703%	5/25/37	207,882	189,546	(a)(b)
Indymac Index Mortgage Loan Trust, 2004-AR14 2A1A	1.173%	1/25/35	256,409	195,396	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C18 A1	1.254%	2/15/47	531,636	532,248

See Notes to Financial Statements.

16	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
JPMBB Commercial Mortgage Securities Trust, 2014-C23 A1	1.650%	9/15/47	$1,338,506	$1,348,586
JPMBB Commercial Mortgage Securities Trust, 2014-C24 A1	1.539%	11/15/47	495,921	498,645
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	1.521%	11/15/47	498,508	501,085
JPMorgan Alternative Loan Trust, 2006-A4 A7	3.573%	9/25/36	875,489	582,209	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 A	1.692%	5/15/28	1,311,870	1,303,263	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-UES A	2.933%	9/5/32	1,425,000	1,483,032	(a)
JPMorgan Mortgage Trust, 2006-A2 5A1	2.705%	11/25/33	107,643	108,346	(b)
JPMorgan Reremic, 2009-10 7A2	6.054%	2/26/37	4,281,286	2,030,122	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 A	2.202%	2/22/32	3,330,000	3,286,717	(a)(b)
Luminent Mortgage Trust, 2006-7 2A2	0.659%	12/25/36	123,421	27,655	(b)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	36,841	37,553	(a)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	3.332%	3/25/33	362,453	301,121	(b)
Merrill Lynch Mortgage Investors Trust, 2003-A6 1A	2.750%	9/25/33	52,977	52,729	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.766%	2/25/34	69,393	69,754	(b)
Merrill Lynch Mortgage Investors Trust, 2005-A3 M1	0.893%	4/25/35	6,156,000	4,487,963	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 A2	1.972%	8/15/45	735,297	740,327
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C18 A1	1.686%	10/15/47	857,032	865,298
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C19 A1	1.573%	12/15/47	1,796,597	1,810,905
Morgan Stanley Capital I Trust, 2012-C4 A2	2.111%	3/15/45	847,463	850,818
Morgan Stanley Capital I Trust, 2016-UBS9 A1	1.711%	3/15/49	1,011,094	1,016,171
Mortgage IT Trust, 2005-2 1A1	0.713%	5/25/35	102,179	100,016	(b)
Nomura Resecuritization Trust, 2015-6R 3A5	0.629%	5/26/46	2,830,000	1,664,713	(a)(b)
Prime Mortgage Trust, 2005-2 2A1	6.615%	10/25/32	223,080	234,649	(b)
Residential Accredit Loans Inc., 2007-QS7 1A7	1.003%	5/25/37	3,435,426	2,290,071	(b)
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	16,879	15,300
Sequoia Mortgage Trust, 2003-2 A2	1.611%	6/20/33	94,823	92,186	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.646%	2/25/24	1,460,000	1,480,507	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	2.103%	4/25/24	1,400,000	1,400,658	(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA2 M3	5.103%	10/25/28	1,680,000	1,640,514	(b)
Structured ARM Loan Trust, 2004-09XS A	0.823%	7/25/34	165,887	160,012	(b)
Structured ARM Loan Trust, 2004-2 4A1	2.857%	3/25/34	591,968	594,158	(b)
Structured ARM Loan Trust, 2005-04 1A1	2.890%	3/25/35	407,613	354,666	(b)
Structured ARM Loan Trust, 2005-12 3A1	2.879%	6/25/35	147,977	137,663	(b)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.683%	2/25/36	350,782	271,202	(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Structured Asset Securities Corp., 2002-03 B2	6.500%	3/25/32	$452,271	$443,661
Structured Asset Securities Corp., 2002-08A 7A1	2.221%	5/25/32	15,487	15,291	(b)
Structured Asset Securities Corp., 2002-11A B2II	3.022%	6/25/32	119,408	99,445	(b)
Structured Asset Securities Corp., 2002-16A B2II	2.707%	8/25/32	245,662	86,993	(b)
Structured Asset Securities Corp., 2004-NP1 A	1.253%	9/25/33	203,846	201,362	(a)(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.384%	6/25/35	627,055	561,956	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.916%	8/20/35	47,239	41,295	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8 A	2.490%	8/25/33	164,990	166,781	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-10 4CB3	1.053%	12/25/35	2,419,597	1,863,258	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR04 A5	2.780%	4/25/35	144,289	143,012	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 2A1A	0.743%	7/25/45	282,179	266,015	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1C4	0.853%	12/25/45	1,258,639	704,838	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19	0.863%	12/25/45	202,681	179,731	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.818%	6/25/33	176,554	178,267	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 A1	1.437%	12/15/47	680,130	682,748
Wells Fargo Mortgage Backed Securities Trust, 2004-AA A1	2.853%	12/25/34	310,787	305,135	(b)
Wells Fargo Mortgage Backed Securities Trust, 2004-I B2	2.926%	7/25/34	204,397	171,770	(b)
WF-RBS Commercial Mortgage Trust, 2011-C4 A2	3.454%	6/15/44	63,206	63,179	(a)
WF-RBS Commercial Mortgage Trust, 2012-C8 A2	1.881%	8/15/45	970,000	976,187
WF-RBS Commercial Mortgage Trust, 2012-C8 AS	3.660%	8/15/45	927,000	994,638
WF-RBS Commercial Mortgage Trust, 2014-C23 A1	1.663%	10/15/57	2,288,581	2,310,219
WF-RBS Commercial Mortgage Trust, 2014-C24 A1	1.390%	11/15/47	705,047	707,192
WF-RBS Commercial Mortgage Trust, 2014-C24 A2	2.863%	11/15/47	960,000	1,001,805
WF-RBS Commercial Mortgage Trust, 2014-C25 A1	1.518%	11/15/47	986,537	990,905
Total Collateralized Mortgage Obligations (Cost — $123,968,054)				121,792,417
Mortgage-Backed Securities — 4.0%
FHLMC — 0.4%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	9.000%	5/1/20-1/1/21	2,932	2,963
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.500%	6/1/21	16	16
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	2/1/31	60,102	61,856

See Notes to Financial Statements.

18	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/32	$222,004	$262,666
Federal Home Loan Mortgage Corp. (FHLMC), Gold	1.987%	6/1/43	2,326,859	2,381,548	(b)
Total FHLMC				2,709,049
FNMA — 2.2%
Federal National Mortgage Association (FNMA)	5.500%	3/1/18-9/1/21	33,387	34,555
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	4,743	4,799
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	7,638,634	7,927,526
Federal National Mortgage Association (FNMA)	6.500%	4/1/24-4/1/31	4,117	4,739
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-11/1/32	576,487	640,349
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	53	60
Federal National Mortgage Association (FNMA)	2.715%	8/1/32	7,227	7,279	(b)
Federal National Mortgage Association (FNMA)	2.505%	12/1/32	168,518	178,393	(b)
Federal National Mortgage Association (FNMA)	2.226%	1/1/33	138,867	143,566	(b)
Federal National Mortgage Association (FNMA)	2.399%	4/1/33	411,355	427,469	(b)
Federal National Mortgage Association (FNMA)	2.425%	5/1/34	478,240	497,619	(b)
Federal National Mortgage Association (FNMA)	2.495%	12/1/34	22,214	23,321	(b)
Federal National Mortgage Association (FNMA)	2.497%	12/1/34	13,980	14,682	(b)
Federal National Mortgage Association (FNMA)	2.149%	1/1/35	50,964	53,326	(b)
Federal National Mortgage Association (FNMA)	2.307%	3/1/35	108,553	113,850	(b)
Federal National Mortgage Association (FNMA)	2.586%	5/1/35	247,973	256,880	(b)
Federal National Mortgage Association (FNMA)	6.267%	9/1/37	1,661,286	1,750,723	(b)
Federal National Mortgage Association (FNMA)	2.618%	12/1/39	3,002,698	3,165,890	(b)
Total FNMA				15,245,026
GNMA — 1.4%
Government National Mortgage Association (GNMA)	9.000%	9/15/22	80	81
Government National Mortgage Association (GNMA)	6.000%	11/15/28	17,234	19,725
Government National Mortgage Association (GNMA)	6.500%	8/15/34	782,806	910,524
Government National Mortgage Association (GNMA)	7.000%	3/15/36	143,455	179,110
Government National Mortgage Association (GNMA) II	3.500%	9/20/45	4,693,828	4,989,701
Government National Mortgage Association (GNMA) II	2.080%	1/20/60	1,493,613	1,533,695	(b)
Government National Mortgage Association (GNMA) II	1.615%	7/20/60	141,046	143,699	(b)
Government National Mortgage Association (GNMA) II	1.902%	7/20/60	289,087	294,510	(b)
Government National Mortgage Association (GNMA) II	2.512%	8/20/60	1,127,167	1,196,057	(b)
Total GNMA				9,267,102
Total Mortgage-Backed Securities (Cost — $26,968,979)				27,221,177

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 0.3%
Rhode Island — 0.3%
Rhode Island State Student Loan Authority Revenue, Taxable — Libor Floating Rate Notes, FFELP Loan Backed (Cost — $1,801,128)	1.157%	10/2/28	$1,801,128	$1,751,795	(a)(b)
Sovereign Bonds — 1.2%
Brazil — 0.4%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	3.375%	9/26/16	2,760,000	2,765,520	(a)
Mexico — 0.4%
United Mexican States, Senior Notes	5.950%	3/19/19	2,400,000	2,683,800
South Korea — 0.4%
Korea Land & Housing Corp., Senior Notes	1.875%	8/2/17	2,610,000	2,624,308	(a)
Total Sovereign Bonds (Cost — $7,994,140)				8,073,628
U.S. Government & Agency Obligations — 2.6%
U.S. Government Obligations — 2.6%
U.S. Treasury Notes	0.500%	11/30/16	6,650,000	6,653,997
U.S. Treasury Notes	0.750%	1/31/18	6,000,000	6,016,404
U.S. Treasury Notes	1.625%	4/30/23	5,030,000	5,143,275
Total U.S. Government & Agency Obligations (Cost — $17,672,145)				17,813,676
Total Investments before Short-Term Investments (Cost — $639,398,167)				635,542,449
Short-Term Investments — 5.5%
Commercial Paper — 4.0%
Canadian Imperial Holdings Inc.	0.904%	9/19/16	5,560,000	5,553,457	(h)
Credit Suisse NY	1.005%	9/19/16	4,500,000	4,494,117	(h)
Ontario Teachers’ Finance Trust	0.995%	12/20/16	3,380,000	3,364,017	(h)
Reckitt Benckiser Treasury	0.874%	12/1/16	6,760,000	6,739,324	(h)(i)
Reckitt Benckiser Treasury	1.143%	5/2/17	6,800,000	6,739,079	(h)(i)
Total Commercial Paper (Cost — $26,872,797)				26,889,994
Repurchase Agreements — 0.7%
Deutsche Bank Securities Inc. repurchase agreement dated 6/30/16; Proceeds at maturity — $5,000,049; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/17; Market value — $5,100,000) (Cost — $5,000,000)	0.350%	7/1/16	5,000,000	5,000,000

See Notes to Financial Statements.

20	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Shares	Value
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $5,037,452)	0.238%	5,037,452	$5,037,452
Total Short-Term Investments (Cost — $36,910,249)			36,927,446
Total Investments — 99.6% (Cost — $676,308,416#)			672,469,895
Other Assets in Excess of Liabilities — 0.4%			2,587,960
Total Net Assets — 100.0%			$675,057,855

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of June 30, 2016.

(e)	Value is less than $1.

(f)	Illiquid security.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)	Rate shown represents yield-to-maturity.

(i)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
FFELP	— Federal Family Education Loan Program
PAC	— Planned Amortization Class

Security	Rate	Maturity Date	Face Amount	Value
Securities Sold Short‡
Mortgage-Backed Securities — (0.7)%
GNMA — (0.7)%
Government National Mortgage Association (GNMA) II (Proceeds — $(4,879,234))	3.500%	7/20/46	$(4,600,000)	$(4,882,649	) (a)

‡	Percentages indicated are based on net assets.

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement (See Note 1).

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

June 30, 2016

Assets:
Investments, at value (Cost — $676,308,416)	$672,469,895
Receivable for securities sold	4,879,234
Interest receivable	2,201,242
Deposits with brokers for open futures contracts	915,048
Receivable for Fund shares sold	271,072
Receivable from broker — variation margin on open futures contracts	148,642
Principal paydown receivable	43,430
Prepaid expenses	56,382
Total Assets	680,984,945

Liabilities:
Investments sold short, at value (proceeds received — $4,879,234)	4,882,649
Payable for Fund shares repurchased	556,799
Investment management fee payable	219,992
Distributions payable	104,865
Service and/or distribution fees payable	36,673
Due to custodian	10,311
Trustees’ fees payable	2,087
Accrued expenses	113,714
Total Liabilities	5,927,090
Total Net Assets	$675,057,855

Net Assets:
Par value (Note 7)	$1,740
Paid-in capital in excess of par value	718,257,353
Overdistributed net investment income	(625,440)
Accumulated net realized loss on investments and futures contracts	(40,517,742)
Net unrealized depreciation on investments, futures contracts and short sales	(2,058,056)
Total Net Assets	$675,057,855

See Notes to Financial Statements.

22	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

Net Assets:
Class A	$37,392,791
Class C	$7,048,216
Class C1	$56,754,334
Class R	$25,173
Class I	$113,650,002
Class IS	$460,187,339

Shares Outstanding:
Class A	9,637,797
Class C	1,817,734
Class C1	14,616,040
Class R	6,494
Class I	29,295,151
Class IS	118,609,021

Net Asset Value:
Class A (and redemption price)	$3.88
Class C*	$3.88
Class C1 (and redemption price)	$3.88
Class R (and redemption price)	$3.88
Class I (and redemption price)	$3.88
Class IS (and redemption price)	$3.88
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$3.97

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	23

Statement of operations (unaudited)

For the Six Months Ended June 30, 2016

Investment Income:
Interest	$6,634,357

Expenses:
Investment management fee (Note 2)	1,330,235
Service and/or distribution fees (Notes 2 and 5)	230,394
Transfer agent fees (Note 5)	74,611
Registration fees	39,462
Fund accounting fees	33,526
Legal fees	33,445
Audit and tax fees	25,095
Shareholder reports	15,414
Trustees’ fees	5,933
Commitment fees (Note 8)	3,951
Insurance	3,065
Custody fees	491
Miscellaneous expenses	9,558
Total Expenses	1,805,180
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(3,533)
Net Expenses	1,801,647
Net Investment Income	4,832,710

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Short Sales (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	504,770
Futures contracts	445,840
Net Realized Gain	950,610
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	4,548,873
Futures contracts	2,005,602
Securities sold short	(3,415)
Change in Net Unrealized Appreciation (Depreciation)	6,551,060
Net Gain on Investments, Futures Contracts and Short Sales	7,501,670
Increase in Net Assets From Operations	$12,334,380

See Notes to Financial Statements.

24	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2016 (unaudited) and the Year Ended December 31, 2015	2016	2015

Operations:
Net investment income	$4,832,710	$8,369,357
Net realized gain	950,610	832,408
Change in net unrealized appreciation (depreciation)	6,551,060	(6,768,043)
Increase in Net Assets From Operations	12,334,380	2,433,722

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(5,371,912)	(10,467,563)
Decrease in Net Assets From Distributions to Shareholders	(5,371,912)	(10,467,563)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	59,354,991	172,092,406
Reinvestment of distributions	4,714,134	8,963,590
Cost of shares repurchased	(64,024,370)	(172,201,961)
Increase in Net Assets From Fund Share Transactions	44,755	8,854,035
Increase in Net Assets	7,007,223	820,194

Net Assets:
Beginning of period	668,050,632	667,230,438
End of period*	$675,057,855	$668,050,632
*Includes overdistributed net investment income of:	$(625,440)	$(86,238)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	25

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$3.84	$3.89	$3.90	$3.93	$3.84	$3.87

Income (loss) from operations:
Net investment income	0.02	0.04	0.03	0.03	0.05	0.06
Net realized and unrealized gain (loss)	0.05	(0.04)	0.01	(0.02)	0.10	(0.02)
Total income from operations	0.07	0.00 [3]	0.04	0.01	0.15	0.04

Less distributions from:
Net investment income	(0.03)	(0.05)	(0.05)	(0.04)	(0.06)	(0.07)
Total distributions	(0.03)	(0.05)	(0.05)	(0.04)	(0.06)	(0.07)

Net asset value, end of period	$3.88	$3.84	$3.89	$3.90	$3.93	$3.84
Total return[4]	1.74%	0.06%	0.94%	0.32%	3.87%	1.12%

Net assets, end of period (millions)	$37	$39	$45	$55	$61	$62

Ratios to average net assets:
Gross expenses	0.78%[5]	0.76%	0.79%	0.80%	0.84%	0.87%
Net expenses	0.78 [5]	0.76	0.79 [6]	0.79 [6]	0.79 [6]	0.87
Net investment income	1.22 [5]	1.04	0.89	0.85	1.22	1.51

Portfolio turnover rate	14%[7]	34%	41%	35%	73%[7]	89%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would not have changed for the six months ended June 30, 2016, and would have been 75% and 105% for the years ended December 31, 2012 and 2011, respectively.

See Notes to Financial Statements.

26	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2016[2]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$3.84	$3.89	$3.90	$3.93	$3.91

Income (loss) from operations:
Net investment income	0.01	0.01	0.00 [4]	0.00 [4]	0.01
Net realized and unrealized gain (loss)	0.04	(0.04)	0.01	(0.02)	0.03
Total income (loss) from operations	0.05	(0.03)	0.01	(0.02)	0.04

Less distributions from:
Net investment income	(0.01)	(0.02)	(0.02)	(0.01)	(0.02)
Total distributions	(0.01)	(0.02)	(0.02)	(0.01)	(0.02)

Net asset value, end of period	$3.88	$3.84	$3.89	$3.90	$3.93
Total return[5]	1.33%	(0.73)%	0.13%	(0.44)%	0.91%

Net assets, end of period (millions)	$7	$7	$9	$8	$3

Ratios to average net assets:
Gross expenses	1.59%[6]	1.54%	1.61%	1.65%	1.48%[6]
Net expenses[7]	1.59 [6]	1.54	1.59 [8]	1.56 [8]	1.32 [6,8]
Net investment income	0.40 [6]	0.27	0.08	0.06	0.58 [6]

Portfolio turnover rate	14%[9]	34%	41%	35%	73%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period August 1, 2012 (inception date) to December 31, 2012.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would not have changed for the six months ended June 30, 2016, and would have been 75% for the period ended December 31, 2012.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1,2]	2016[3]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$3.84	$3.89	$3.90	$3.93	$3.84	$3.88

Income (loss) from operations:
Net investment income	0.02	0.03	0.02	0.02	0.04	0.05
Net realized and unrealized gain (loss)	0.04	(0.04)	0.01	(0.02)	0.10	(0.03)
Total income (loss) from operations	0.06	(0.01)	0.03	0.00 [4]	0.14	0.02

Less distributions from:
Net investment income	(0.02)	(0.04)	(0.04)	(0.03)	(0.05)	(0.06)
Total distributions	(0.02)	(0.04)	(0.04)	(0.03)	(0.05)	(0.06)

Net asset value, end of period	$3.88	$3.84	$3.89	$3.90	$3.93	$3.84
Total return[5]	1.60%	(0.21)%	0.68%	0.07%	3.62%	0.62%

Net assets, end of period (millions)	$57	$62	$80	$100	$149	$163

Ratios to average net assets:
Gross expenses	1.05%[6]	1.03%	1.05%	1.05%	1.08%	1.12%
Net expenses	1.05 [6]	1.03	1.05 [7]	1.04 [7]	1.04 [7]	1.12
Net investment income	0.94 [6]	0.76	0.63	0.61	0.97	1.26

Portfolio turnover rate	14%[8]	34%	41%	35%	73%[8]	89%[8]

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2016 (unaudited).

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would not have changed for the six months ended June 30, 2016, and would have been 75% and 105% for the years ended December 31, 2012 and 2011, respectively.

See Notes to Financial Statements.

28	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2016[2]	2015	2014[3]

Net asset value, beginning of period	$3.84	$3.88	$3.91

Income (loss) from operations:
Net investment income	0.02	0.03	0.02
Net realized and unrealized gain (loss)	0.04	(0.03)	(0.02)
Total income from operations	0.06	0.00 [4]	0.00	[4]

Less distributions from:
Net investment income	(0.02)	(0.04)	(0.03)
Total distributions	(0.02)	(0.04)	(0.03)

Net asset value, end of period	$3.88	$3.84	$3.88
Total return[5]	1.57%	0.00%	0.06%

Net assets, end of period (000s)	$25	$13	$10

Ratios to average net assets:
Gross expenses	1.18%[6]	1.14%	1.19%[6]
Net expenses[7,8]	1.10 [6]	1.10	1.09	[6]
Net investment income	0.93 [6]	0.71	0.60	[6]

Portfolio turnover rate	14%[10]	34%	41%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period January 31, 2014 (inception date) to December 31, 2014.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[9]	For the year ended December 31, 2014.

[10]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would not have changed.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$3.84	$3.89	$3.90	$3.93	$3.84	$3.87

Income (loss) from operations:
Net investment income	0.03	0.05	0.05	0.04	0.06	0.07
Net realized and unrealized gain (loss)	0.04	(0.04)	0.00 [3]	(0.02)	0.10	(0.01)
Total income from operations	0.07	0.01	0.05	0.02	0.16	0.06

Less distributions from:
Net investment income	(0.03)	(0.06)	(0.06)	(0.05)	(0.07)	(0.09)
Total distributions	(0.03)	(0.06)	(0.06)	(0.05)	(0.07)	(0.09)

Net asset value, end of period	$3.88	$3.84	$3.89	$3.90	$3.93	$3.84
Total return[4]	1.88%	0.33%	1.24%	0.63%	4.31%	1.49%

Net assets, end of period (millions)	$114	$125	$137	$64	$36	$299

Ratios to average net assets:
Gross expenses	0.49%[5]	0.49%	0.49%	0.51%	0.50%	0.51%
Net expenses[6]	0.49 [5]	0.49	0.49 [7]	0.49 [7]	0.48 [7]	0.51
Net investment income	1.50 [5]	1.31	1.19	1.14	1.53	1.86

Portfolio turnover rate	14%[8]	34%	41%	35%	73%[8]	89%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective October 8, 2012, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to October 8, 2012, the expense limitation was 0.75%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would not have changed for the six months ended June 30, 2016, and would have been 75% and 105% for the years ended December 31, 2012 and 2011, respectively.

See Notes to Financial Statements.

30	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2016[2]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$3.84	$3.89	$3.90	$3.93	$3.93

Income (loss) from operations:
Net investment income	0.03	0.05	0.05	0.05	0.01
Net realized and unrealized gain (loss)	0.04	(0.04)	0.00 [4]	(0.02)	0.01
Total income from operations	0.07	0.01	0.05	0.03	0.02

Less distributions from:
Net investment income	(0.03)	(0.06)	(0.06)	(0.06)	(0.02)
Total distributions	(0.03)	(0.06)	(0.06)	(0.06)	(0.02)

Net asset value, end of period	$3.88	$3.84	$3.89	$3.90	$3.93
Total return[5]	1.90%	0.37%	1.28%	0.66%	0.52%

Net assets, end of period (millions)	$460	$435	$396	$344	$305

Ratios to average net assets:
Gross expenses	0.45%[6]	0.45%	0.45%	0.47%	0.50%[6]
Net expenses[7,8]	0.45 [6]	0.45	0.45	0.45	0.29 [6]
Net investment income	1.55 [6]	1.35	1.23	1.19	1.60 [6]

Portfolio turnover rate	14%[9]	34%	41%	35%	73%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period October 5, 2012 (inception date) to December 31, 2012.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would not have changed for the six months ended June 30, 2016, and would have been 75% for the period ended December 31, 2012.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	31

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

32	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Financials	—	$158,894,601	$0	*	$158,894,601
Other corporate bonds & notes	—	195,931,155	—		195,931,155
Asset-backed securities	—	100,305,249	3,758,751		104,064,000
Collateralized mortgage obligations	—	121,792,417	—		121,792,417
Mortgage-backed securities	—	27,221,177	—		27,221,177
Municipal bonds	—	1,751,795	—		1,751,795
Sovereign bonds	—	8,073,628	—		8,073,628
U.S. government & agency obligations	—	17,813,676	—		17,813,676
Total long-term investments	—	$631,783,698	$3,758,751		$635,542,449
Short-term investments†:
Commercial paper	—	$26,889,994	—		$26,889,994
Repurchase agreements	—	5,000,000	—		5,000,000
Money market funds	$5,037,452	—	—		5,037,452
Total short-term investments	$5,037,452	$31,889,994	—		$36,927,446
Total investments	$5,037,452	$663,673,692	$3,758,751		$672,469,895
Other financial instruments:
Futures contracts	$1,783,880	—	—		$1,783,880
Total	$6,821,332	$663,673,692	$3,758,751		$674,253,775

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other financial instruments:
Securities sold short	—	$4,882,649	—		$4,882,649

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at

34	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

36	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. Western Asset Limited provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a subadvisory fee equal to 0.30% of the assets managed by Western Asset Limited.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class R, Class I and Class IS shares did not exceed 1.60%, 1.10%, 0.55% and 0.45%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

During the six months ended June 30, 2016, fees waived and/or expenses reimbursed amounted to $3,533.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares which applies if redemption

38	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

occurs within 12 months from purchase payment. Class C1 shares (formerly Class C shares) acquired from another Legg Mason Partners Fund subject to CDSC remain subject to the original fund’s CDSC while held in the Fund. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2016, LMIS and its affiliates retained sales charges of $316 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2016, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$2,745	$1,678

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change had no effect on fees previously deferred. As of June 30, 2016, the Fund had accrued $252 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$72,924,975	$16,010,211
Sales	102,905,745	7,233,996

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,485,841
Gross unrealized depreciation	(11,324,362)
Net unrealized depreciation	$(3,838,521)

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

At June 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 2-Year Notes	867	9/16	$188,868,943	$190,157,485	$1,288,542
U.S. Treasury 5-Year Notes	342	9/16	41,284,772	41,780,110	495,338
Net unrealized appreciation on open futures contracts					$1,783,880

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2016.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$1,783,880

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$445,840

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$2,005,602

During the six months ended June 30, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$207,300,839
Futures contracts (to sell)†	17,982,726

†	At June 30, 2016, there were no open positions held in this derivative.

40	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$148,642	—	$148,642

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.50% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$47,647	$14,498
Class C	34,409	4,872
Class C1	148,291	30,638
Class R	47	22
Class I	—	23,708
Class IS	—	873
Total	$230,394	$74,611

For the six months ended June 30, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class C1	—
Class R	$7
Class I	—
Class IS	3,526
Total	$3,533

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Net Investment Income:
Class A	$262,958	$534,158
Class C	19,418	63,326
Class C1	326,590	745,944
Class R	100	110
Class I	992,178	2,135,123
Class IS	3,770,668	6,988,902
Total	$5,371,912	$10,467,563

7. Shares of beneficial interest

At June 30, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	797,495	$3,074,114	3,363,904	$13,050,054
Shares issued on reinvestment	62,638	241,486	130,165	504,779
Shares repurchased	(1,356,987)	(5,232,009)	(5,101,551)	(19,830,006)
Net decrease	(496,854)	$(1,916,409)	(1,607,482)	$(6,275,173)

Class C
Shares sold	376,447	$1,449,454	4,270,382	$16,610,730
Shares issued on reinvestment	4,411	17,005	14,052	54,449
Shares repurchased	(368,721)	(1,418,651)	(4,835,173)	(18,762,668)
Net increase (decrease)	12,137	$47,808	(550,739)	$(2,097,489)

Class C1
Shares sold	164,175	$632,376	281,091	$1,089,019
Shares issued on reinvestment	81,747	315,537	187,021	725,287
Shares repurchased	(1,758,623)	(6,781,236)	(4,876,678)	(18,955,288)
Net decrease	(1,512,701)	$(5,833,323)	(4,408,566)	$(17,140,982)

Class R
Shares sold	3,202	$12,326	659	$2,544
Shares issued on reinvestment	26	100	28	110
Net increase	3,228	$12,426	687	$2,654

42	Western Asset Short-Term Bond Fund 2016 Semi-Annual Report

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class I
Shares sold	2,944,153	$11,321,676	10,570,641	$41,045,456
Shares issued on reinvestment	107,258	413,546	208,421	807,885
Shares repurchased	(6,372,862)	(24,545,818)	(13,370,318)	(51,867,461)
Net decrease	(3,321,451)	$(12,810,596)	(2,591,256)	$(10,014,120)

Class IS
Shares sold	11,130,156	$42,865,045	25,833,024	$100,294,603
Shares issued on reinvestment	966,513	3,726,460	1,772,222	6,871,080
Shares repurchased	(6,766,596)	(26,046,656)	(16,176,317)	(62,786,538)
Net increase	5,330,073	$20,544,849	11,428,929	$44,379,145

8. Redemption facility

Effective November 24, 2015, the Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 22, 2016. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2016, the Fund incurred a commitment fee in the amount of $3,951. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2016.

9. Capital loss carryforward

As of December 31, 2015, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2016	$(3,918,515)
12/31/2017	(7,435,333)
12/31/2018	(2,540,310)
$(13,894,158)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $25,001,735, which have no expiration date, must be used first to offset any such gains.

Western Asset Short-Term Bond Fund 2016 Semi-Annual Report	43

Western Asset

Short-Term Bond Fund

Trustees

Elliott J. Berv

Chair

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Short-Term Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short-Term Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund 1-887-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short-Term Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0632 8/16 SR16-2842

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016